Provisions - Summary Of Other Provisions Explanatory (Detail) - PEN (S/) S/ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure of other provisions [line items]
Other provisions, Begining		S/ 12,246	S/ 19,074
Annual provision		1,050	440
Paid during the year		(3,401)	(2,146)
Exchange difference		255	(691)
Other provisions, Ending		10,150	16,677
Outstanding claims reserve [Member]
Disclosure of other provisions [line items]
Other provisions, Begining	[1]	36	105
Paid during the year	[1]		(45)
Other provisions, Ending	[1]	36	60
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Other provisions, Begining		12,210	18,969
Annual provision		1,050	440
Paid during the year		(3,401)	(2,101)
Exchange difference		254	(691)
Other provisions, Ending		S/ 10,113	S/ 16,617

[1]	Outstanding claims reserve represent the Group’s outstanding third-party obligations and do not include amounts related to the Group’s customers that are part of the insurance premium program.